Insurance Contract Liabilities and Reinsurance Assets - Summary of Insurance Contract Liabilities, Payments Due by Period (Detail) CAD in Millions	Dec. 31, 2017 CAD
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	CAD 742,054
Less than 1 year [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	9,788
1 to 3 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	11,236
3 to 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	17,153
Over 5 years [Member]
Disclosure of types of insurance contracts [Line Items]
Insurance contract liabilities	CAD 703,877